Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents on its Original Currencies (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	$ 5,612,562	$ 10,689,219
HKD [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	1,101,547	5,870,022
RMB [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	1,232,667	2,256,948
USD [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	2,827,996	2,412,958
VND [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	272,047	149,291
IDR [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	3,585
SGD [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	$ 174,719